Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable and the allowance for doubtful debt consisted of the following:
	As of December 31,
	2021	2022
	RMB	RMB	US$
Accounts receivable	193	1,617	234
Less: allowance for doubtful accounts	-	-	-
	193	1,617	234